Segment Reporting	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Segment Reporting

Note 17 - Segment Reporting

The Company operates a single reportable segment, which generates revenue primarily from delivering feasibility study reports that help customers understand how data-driven tracking can enhance their business operations. This segment also encompasses exclusivity arrangements with resellers, providing them protection from competitive sales. The focus on this segment reflects the Company’s strategy to leverage its data-driven insights and reseller partnerships to expand market reach and drive sustainable growth.

The Company’s chief operating decision-makers (the “CODM”), which are the Company’s Chief Executive Officer and Chief Financial Officer, assess performance for the reportable segment and decide how to allocate resources using net income as the primary measure of profitability. The CODM are not regularly provided with specific segment expenses, but focus on revenue, gross profit, and net income/loss. Expense information, including cost of goods sold, can be easily computed from the information provided. This segment’s measures of profitability are shown in the condensed consolidated statements of operations. The measure of segment assets is reported on the condensed consolidated balance sheets as total assets.